                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq-100 Index Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NASDAQ-100 INDEX FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended November 30, 2003

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2003

                                                  LIPPER MULTI-
                                    NASDAQ-100       CAP GROWTH
CLASS A  CLASS B  CLASS C  CLASS D    INDEX(1)   FUNDS INDEX(2)
-------  -------  -------  -------  ----------   --------------
 27.66%   26.54%   26.70%   27.88%      27.61%           22.79%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The equity markets enjoyed strong performance during the period, rebounding sharply off their March lows. This strong performance was supported by several key positive economic indicators. U.S. fiscal and monetary policy were both extremely accommodative, as the Federal Reserve Bank (the "Fed") indicated its intent to keep interest rates low for a considerable period of time and a series of tax cuts was signed into law. Corporate profits continued to rise during the period, and auto sales were robust as fuel prices drifted lower. Signs of recovery were also evident in the ISI NAPM figures, a measure of business orders, which showed growth for several consecutive months at the end of the period. These positive forces were reflected in U.S. economic figures, which turned in annualized 8.2 percent GDP growth in the third quarter of 2003.

Performance across sectors was generally positive, with only telecommunications continuing its previous pattern of posting losses. The technology sector enjoyed the most robust gains, with investors being drawn by a combination of low, post-bear-market valuations and signs of a pickup in capital spending by corporations. Financial services stocks also performed well, as these companies benefited from low interest rates and improving capital markets. Small-capitalization stocks handily outperformed large-cap stocks as investors combed the market for undervalued stocks with growth potential.

PERFORMANCE ANALYSIS

Morgan Stanley Nasdaq-100 Index Fund slightly underperformed its primary benchmark, the Nasdaq-100 Index*, yet outperformed the Lipper Multi-Cap Growth Funds Index during the 12-month period. The clearest driver of the Fund's performance was the rally in technology stocks, which represented 61 percent of the Fund's portfolio by the end of the period. Unlike many other market benchmarks, the Nasdaq-100 Index uses a capitalization-adjusted weighting methodology to avoid being dominated by a small group of mega-cap stocks. This methodology ensured that both the benchmark and the Fund (which seeks to replicate the Index) had significant exposure to the smaller-technology names that performed most strongly during the period.


* THE "NASDAQ100(R)", "NASDAQ 100 INDEX(R)", AND "NASDAQ(R)" ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET (TOGETHER WITH ITS AFFILIATES, "NASDAQ") AND HAVE BEEN LICENSED FOR USE BY THE FUND. NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

TOP 10 HOLDINGS

Microsoft                       8.0%
Intel                           6.4
Cisco Systems                   4.7
Qualcomm                        3.6
Amgen                           2.9
Nextel Communications           2.9
Dell                            2.7
Comcast                         2.5
Ebay                            2.3
Oracle                          2.2

TOP FIVE SECTORS

Packaged Software              15.0%
Semiconductors                 14.1
Biotechnology                   8.5
Computer Communications         5.3
Telecommunications Equipment    4.8

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES, WHICH MAY INCLUDE DEPOSITORY RECEIPTS, OF COMPANIES INCLUDED IN THE NASDAQ-100.

2. THE FUND'S MANAGEMENT PASSIVELY MANAGES SUBSTANTIALLY ALL OF THE FUND'S ASSETS BY INVESTING IN SECURITIES IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE NASDAQ-100.

3. THE INVESTMENT MANAGER SEEKS A CORRELATION OF 95 PERCENT OR BETTER BETWEEN THE PERFORMANCE OF THE FUND, BEFORE EXPENSES, AND THAT OF THE NASDAQ-100. A FIGURE OF 100 PERCENT WOULD INDICATE A PERFECT CORRELATION.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

                CLASS A^^    CLASS B^^    CLASS C^^    CLASS D^^    NASDAQ 100 INDEX(1)   LIPPER(2)
Jul 13, 2001   $    9,475   $   10,000   $   10,000   $   10,000        $   10,000        $  10,000
Aug 31, 2001   $    7,968   $    8,400   $    8,400   $    8,410        $    8,393        $   8,999
Nov 30, 2001   $    8,651   $    9,100   $    9,100   $    9,140        $    9,115        $   9,000
Feb 28, 2002   $    7,372   $    7,740   $    7,740   $    7,790        $    7,762        $   8,331
May 31, 2002   $    6,547   $    6,860   $    6,860   $    6,920        $    6,900        $   8,051
Aug 31, 2002   $    5,140   $    5,375   $    5,375   $    5,435        $    5,382        $   6,565
Nov 30, 2002   $    6,115   $    6,383   $    6,383   $    6,474        $    6,374        $   6,926
Feb 28, 2003   $    5,532   $    5,758   $    5,768   $    5,858        $    5,766        $   6,266
May 31, 2003   $    6,554   $    6,817   $    6,817   $    6,947        $    6,841        $   7,332
Aug 31, 2003   $    7,347   $    7,624   $    7,624   $    7,794        $    7,659        $   7,953
Nov 30, 2003   $    7,806   $    7,837   $    8,087   $    8,278        $    8,133        $   8,505

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2003

                   CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                 (SINCE 07/13/01)     (SINCE 07/13/01)     (SINCE 07/13/01)     (SINCE 07/13/01)
SYMBOL                      NSQAX                NSQBX                NSQCX                NSQDX
1 YEAR                      27.66%(3)            26.54%(3)            26.70%(3)            27.88%(3)
                            20.95(4)             21.54(4)             25.70(4)                --
SINCE INCEPTION             (7.81)(3)            (8.57)(3)            (8.53)(3)            (7.63)(3)
                            (9.88)(4)            (9.73)(4)            (8.53)(4)               --

Notes on Performance

(1) THE NASDAQ-100 INDEX INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

^^   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2003.

MORGAN STANLEY NASDAQ-100 INDEX FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003

NUMBER OF
  SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
             COMMON STOCKS (94.5%)
             ADVERTISING/MARKETING SERVICES (0.3%)
     3,572   Lamar Advertising Co.*                                         $       125,734
                                                                            ---------------
             AIR FREIGHT/COURIERS (0.6%)
     3,586   C.H. Robinson Worldwide, Inc.                                          141,037
     4,408   Expeditors International of Washington, Inc.                           172,088
                                                                            ---------------
                                                                                    313,125
                                                                            ---------------
             AIRLINES (0.3%)
     2,606   Ryanair Holdings PLC (ADR)(Ireland)*                                   122,065
                                                                            ---------------
             APPAREL/FOOTWEAR (0.8%)
     8,785   Cintas Corp.                                                           410,611
                                                                            ---------------
             APPAREL/FOOTWEAR RETAIL (0.4%)
     3,234   Ross Stores, Inc.                                                      177,159
                                                                            ---------------
             AUTO PARTS: O.E.M. (0.3%)
     3,411   Gentex Corp.                                                           143,740
                                                                            ---------------
             BIOTECHNOLOGY (8.5%)
    25,805   Amgen Inc.*                                                          1,484,046
     7,249   Biogen Idec Inc.*                                                      276,763
     2,181   Cephalon, Inc.*                                                        102,485
    11,189   Chiron Corp.*                                                          599,954
    11,941   Genzyme Corp.*                                                         558,122
     8,505   Gilead Sciences, Inc.*                                                 499,073
     5,512   Human Genome Sciences, Inc.*                                            70,554
     2,604   ICOS Corp.*                                                            117,701
     2,024   Invitrogen Corp.*                                                      137,976
    11,467   MedImmune, Inc.*                                                       272,915
    14,049   Millennium Pharmaceuticals, Inc.*                                      221,553
                                                                            ---------------
                                                                                  4,341,142
                                                                            ---------------
             CABLE/SATELLITE TV (3.2%)
    40,737   Comcast Corp. (Class A)*                                             1,278,327
    10,884   EchoStar Communications Corp. (Class A)*                               375,280
                                                                            ---------------
                                                                                  1,653,607
                                                                            ---------------
             CHEMICALS: SPECIALTY (0.3%)
     2,916   Sigma-Aldrich Corp.                                                    156,210
                                                                            ---------------
             COMPUTER COMMUNICATIONS (5.3%)
    11,243   Brocade Communications Systems, Inc.*                          $        68,470
   106,561   Cisco Systems, Inc.*                                                 2,414,672
    10,812   Juniper Networks, Inc.*                                                204,022
                                                                            ---------------
                                                                                  2,687,164
                                                                            ---------------
             COMPUTER PERIPHERALS (0.7%)
    15,333   Network Appliance, Inc.*                                               354,346
                                                                            ---------------
             COMPUTER PROCESSING HARDWARE (4.1%)
    21,686   Apple Computer, Inc.*                                                  453,671
    40,531   Dell Inc.*                                                           1,398,319
    60,259   Sun Microsystems, Inc.*                                                257,306
                                                                            ---------------
                                                                                  2,109,296
                                                                            ---------------
             CONTAINERS/PACKAGING (0.3%)
    10,329   Smurfit-Stone Container Corp.*                                         168,982
                                                                            ---------------
             CONTRACT DRILLING (0.2%)
     3,582   Patterson-UTI Energy, Inc.*                                            102,911
                                                                            ---------------
             DATA PROCESSING SERVICES (1.9%)
    10,385   Fiserv, Inc.*                                                          389,438
    15,335   Paychex, Inc.                                                          589,937
                                                                            ---------------
                                                                                    979,375
                                                                            ---------------
             DISCOUNT STORES (1.0%)
    10,327   Costco Wholesale Corp.*                                                369,913
     4,718   Dollar Tree Stores, Inc.*                                              149,797
                                                                            ---------------
                                                                                    519,710
                                                                            ---------------
             ELECTRICAL PRODUCTS (0.6%)
     8,505   American Power Conversion Corp.                                        185,919
     4,217   Molex Inc.                                                             135,619
                                                                            ---------------
                                                                                    321,538
                                                                            ---------------
             ELECTRONIC COMPONENTS (2.3%)
    24,322   Flextronics International Ltd. (Singapore)*                            389,882
     4,121   QLogic Corp.*                                                          234,196
     3,062   SanDisk Corp.*                                                         247,593
    23,356   Sanmina-SCI Corp.*                                                     284,710
                                                                            ---------------
                                                                                  1,156,381
                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
             ELECTRONIC DISTRIBUTORS (0.4%)
     3,691   CDW Corp.                                                      $       220,537
                                                                            ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.5%)
    68,802   JDS Uniphase Corp.*                                                    236,679
                                                                            ---------------
             ELECTRONIC PRODUCTION EQUIPMENT (3.8%)
    36,891   Applied Materials, Inc.*                                               896,451
     9,892   KLA-Tencor Corp.*                                                      579,770
     6,619   Novellus Systems, Inc.*                                                289,647
     6,094   Synopsys, Inc.*                                                        182,576
                                                                            ---------------
                                                                                  1,948,444
                                                                            ---------------
             FOOD RETAIL (0.3%)
     2,519   Whole Foods Market, Inc.*                                              165,473
                                                                            ---------------
             HOME IMPROVEMENT CHAINS (0.3%)
     3,111   Fastenal Co.                                                           154,554
                                                                            ---------------
             INFORMATION TECHNOLOGY SERVICES (1.3%)
     8,386   Citrix Systems, Inc.*                                                  201,432
    22,063   PeopleSoft, Inc.*                                                      466,632
                                                                            ---------------
                                                                                    668,064
                                                                            ---------------
             INTERNET RETAIL (3.3%)
    11,359   Amazon.com, Inc.*                                                      614,068
    32,382   InterActiveCorp.*                                                    1,063,749
                                                                            ---------------
                                                                                  1,677,817
                                                                            ---------------
             INTERNET SOFTWARE/SERVICES (2.8%)
    15,962   BEA Systems, Inc.*                                                     202,717
    10,419   Check Point Software Technologies Ltd. (Israel)*                       184,000
    24,822   Siebel Systems, Inc.*                                                  327,154
     9,728   VeriSign, Inc.*                                                        157,691
    13,464   Yahoo! Inc.*                                                           578,683
                                                                            ---------------
                                                                                  1,450,245
                                                                            ---------------
             MANAGED HEALTH CARE (0.2%)
     4,226   First Health Group Corp.*                                               86,633
                                                                            ---------------

             MEDICAL DISTRIBUTORS (0.6%)
     1,734   Henry Schein, Inc.*                                            $       116,681
     2,805   Patterson Dental Co.*                                                  191,021
                                                                            ---------------
                                                                                    307,702
                                                                            ---------------
             MEDICAL SPECIALTIES (1.3%)
    14,808   Biomet, Inc.                                                           529,682
     3,252   DENTSPLY International, Inc.                                           146,438
                                                                            ---------------
                                                                                    676,120
                                                                            ---------------
             MEDICAL/NURSING SERVICES (0.2%)
     4,072   Lincare Holdings, Inc.*                                                121,468
                                                                            ---------------
             MOVIES/ENTERTAINMENT (0.3%)
     2,354   Pixar, Inc.*                                                           165,039
                                                                            ---------------
             OTHER CONSUMER SERVICES (3.3%)
     7,623   Apollo Group, Inc.(Class A)*                                           526,216
    20,540   eBay Inc.*                                                           1,147,159
                                                                            ---------------
                                                                                  1,673,375
                                                                            ---------------
             PACKAGED SOFTWARE (15.0%)
     9,805   Adobe Systems Inc.                                                     405,143
    10,124   Compuware Corp.*                                                        57,909
    11,089   Intuit Inc.*                                                           557,555
     4,048   Mercury Interactive Corp.*                                             189,446
   159,632   Microsoft Corp.**                                                    4,102,542
    93,407   Oracle Corp.*                                                        1,121,818
    13,614   Symantec Corp.*                                                        446,948
    19,911   VERITAS Software Corp.*                                                757,036
                                                                            ---------------
                                                                                  7,638,397
                                                                            ---------------
             PERSONNEL SERVICES (0.2%)
     5,168   Monster Worldwide Inc.*                                                124,342
                                                                            ---------------
             PHARMACEUTICALS: OTHER (1.0%)
     8,278   Teva Pharmaceutical Industries Ltd. (ADR)(Israel)                      498,633
                                                                            ---------------
             RECREATIONAL PRODUCTS (1.1%)
    12,764   Electronic Arts Inc.*                                                  564,552
                                                                            ---------------
             RESTAURANTS (1.5%)
    23,323   Starbucks Corp.*                                                       747,969
                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
             SEMICONDUCTORS (14.1%)
    23,070   Altera Corp.*                                                  $       584,363
     8,880   Broadcom Corp. (Class A)*                                              323,498
    97,776   Intel Corp.                                                          3,268,652
    17,943   Linear Technology Corp.                                                774,061
    19,513   Maxim Integrated Products, Inc.                                      1,016,237
     7,306   Microchip Technology Inc.                                              251,326
     7,445   NVIDIA Corp.*                                                          157,462
     8,999   RF Micro Devices, Inc.*                                                104,838
    19,395   Xilinx, Inc.*                                                          729,058
                                                                            ---------------
                                                                                  7,209,495
                                                                            ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.4%)
     3,008   Express Scripts, Inc. (Class A)*                                       194,708
                                                                            ---------------
             SPECIALTY STORES (2.5%)
    17,052   Bed Bath & Beyond Inc.*                                                720,276
     6,012   PETSMART, Inc.                                                         145,250
    14,124   Staples, Inc.*                                                         383,467
                                                                            ---------------
                                                                                  1,248,993
                                                                            ---------------
             SPECIALTY TELECOMMUNICATIONS (0.4%)
     8,675   PanAmSat Corp.*                                                        191,631
                                                                            ---------------
             TELECOMMUNICATION EQUIPMENT (4.8%)
    43,115   ADC Telecommunications, Inc.*                                          106,063
    23,870   CIENA Corp.*                                                           169,000
     8,384   Comverse Technology, Inc.*                                             161,224
    41,059   QUALCOMM Inc.                                                        1,829,178
     5,519   Telefonaktiebolaget LM Ericsson (ADR)(Sweden)*                          89,629
    10,094   Tellabs, Inc.*                                                          80,752
                                                                            ---------------
                                                                                  2,435,846
                                                                            ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
     5,604   PACCAR, Inc.                                                           449,497
                                                                            ---------------
             WIRELESS TELECOMMUNICATIONS (2.9%)
    58,564   Nextel Communications, Inc. (Class A)*                         $     1,483,426
                                                                            ---------------
             TOTAL COMMON STOCKS
              (COST $44,116,034)                                                 48,182,735
                                                                            ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             SHORT-TERM INVESTMENT (5.6%)
             REPURCHASE AGREEMENT
$    2,882   Joint repurchase agreement account 1.06% due
              12/01/03 (dated 11/28/03; proceeds $2,882,255)(a)
              (COST $2,882,000)                                                   2,882,000
                                                                            ---------------

TOTAL INVESTMENTS
 (COST $46,998,034)(b)(c)                                          100.1%        51,064,735
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                             (0.1)           (51,649)
                                                                   -----    ---------------
NET ASSETS                                                         100.0%   $    51,013,086
                                                                   =====    ===============

----------
      ADR AMERICAN DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
      ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
      (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
      (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,042,160 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
      (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $47,228,060. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $6,876,634 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,039,959, RESULTING IN NET UNREALIZED APPRECIATION OF $3,836,675.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2003:

NUMBER OF  LONG/    DESCRIPTION, DELIVERY MONTH,   UNDERLYING FACE   UNREALIZED
CONTRACTS  SHORT              AND YEAR             AMOUNT AT VALUE  APPRECIATION
--------------------------------------------------------------------------------
   18      Long   Nasdaq-100 Index December/2003     $  2,565,000     $  76,356
   21      Long   Nasdaq-100 E-Mini December/2003         598,500        16,788
                                                                      ---------
      Total unrealized appreciation                                   $  93,144
                                                                      =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003

ASSETS:
Investments in securities, at value
 (cost $46,998,034)                                       $  51,064,735
Receivable for:
 Shares of beneficial interest sold                             144,155
 Variation margin                                                 8,880
 Dividends                                                        8,260
Prepaid expenses and other assets                                12,439
Receivable from affiliate                                        22,612
                                                          -------------
    TOTAL ASSETS                                             51,261,081
                                                          -------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed                         153,243
 Distribution fee                                                38,124
Accrued expenses and other payables                              56,628
                                                          -------------
    TOTAL LIABILITIES                                           247,995
                                                          -------------
    NET ASSETS                                            $  51,013,086
                                                          -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                           $  49,242,305
Net unrealized appreciation                                   4,159,845
Accumulated net realized loss                                (2,389,064)
                                                          -------------
    NET ASSETS                                            $  51,013,086
                                                          =============
CLASS A SHARES:
Net Assets                                                $   2,760,669
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                    338,109
    NET ASSET VALUE PER SHARE                             $        8.17
                                                          =============
    MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF
       NET ASSET VALUE)                                   $        8.62
                                                          =============
CLASS B SHARES:
Net Assets                                                $  38,028,092
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                  4,745,466
    NET ASSET VALUE PER SHARE                             $        8.01
                                                          =============
CLASS C SHARES:
Net Assets                                                $   8,676,689
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                  1,082,295
    NET ASSET VALUE PER SHARE                             $        8.02
                                                          =============
CLASS D SHARES:
Net Assets                                                $   1,547,636
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                    188,537
    NET ASSET VALUE PER SHARE                             $        8.21
                                                          =============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2003

NET INVESTMENT LOSS:
Income
Dividends                                                 $      78,577
Interest                                                         32,968
                                                          -------------
    TOTAL INCOME                                                111,545
                                                          -------------
EXPENSES
Distribution fee (Class A shares)                                 3,886
Distribution fee (Class B shares)                               246,353
Distribution fee (Class C shares)                                55,115
Investment management fee                                       139,105
Transfer agent fees and expenses                                 70,819
Shareholder reports and notices                                  64,599
Professional fees                                                47,854
Custodian fees                                                   10,901
Other                                                            17,977
                                                          -------------
    TOTAL EXPENSES                                              656,609
Less: amounts waived/reimbursed                                (328,970)
                                                          -------------
    NET EXPENSES                                                327,639
                                                          -------------
    NET INVESTMENT LOSS                                        (216,094)
                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                (1,333,019)
  Futures contracts                                             750,329
                                                          -------------
    NET REALIZED LOSS                                          (582,690)
                                                          -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                10,432,338
  Futures contracts                                            (130,105)
                                                          -------------
    NET APPRECIATION                                         10,302,233
                                                          -------------
    NET GAIN                                                  9,719,543
                                                          -------------
NET INCREASE                                              $   9,503,449
                                                          =============

                      SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR        FOR THE YEAR
                                                                              ENDED               ENDED
                                                                        NOVEMBER 30, 2003  NOVEMBER 30, 2002
                                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $    (216,094)      $    (150,217)
Net realized loss                                                             (582,690)         (1,724,636)
Net change in unrealized appreciation (depreciation)                        10,302,233          (5,508,447)
                                                                         -------------       -------------

    NET INCREASE (DECREASE)                                                  9,503,449          (7,383,300)
                                                                         -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares                                                                      --              (5,547)
Class B shares                                                                      --            (118,343)
Class C shares                                                                      --             (27,664)
Class D shares                                                                      --              (2,782)
                                                                         -------------       -------------

    TOTAL DISTRIBUTIONS                                                             --            (154,336)
                                                                         -------------       -------------

Net increase from transactions in shares of beneficial interest             16,224,275          18,205,255
                                                                         -------------       -------------

    NET INCREASE                                                            25,727,724          10,667,619

NET ASSETS:
Beginning of period                                                         25,285,362          14,617,743
                                                                         -------------       -------------

END OF PERIOD                                                            $  51,013,086       $  25,285,362
                                                                         =============       =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the Nasdaq-100. The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund reached $50 million of net assets or December 31, 2003, whichever occurred first. On November 3, 2003, the Fund reached $50 million of net assets. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund. At November 30, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,094,286 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and

Class C shares of $90,971 and $1,896, respectively and received $37,446 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2003 aggregated, $16,335,483 and $698,814, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $7,900.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                    FOR THE YEAR                      FOR THE YEAR
                                                       ENDED                             ENDED
                                                  NOVEMBER 30, 2003                 NOVEMBER 30, 2002
                                           ------------------------------    ------------------------------
                                               SHARES           AMOUNT           SHARES           AMOUNT
                                           -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                             601,386    $   4,486,548          166,343    $   1,277,774
Reinvestment of distributions                         --               --              936            5,497
Redeemed                                        (412,656)      (3,169,201)         (68,468)        (493,301)
                                           -------------    -------------    -------------    -------------
Net increase -- Class A                          188,730        1,317,347           98,811          789,970
                                           -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                           3,100,543       21,267,645        2,217,375       16,791,025
Reinvestment of distributions                         --               --           18,748          109,113
Redeemed                                      (1,054,869)      (7,115,044)        (746,091)      (4,769,567)
                                           -------------    -------------    -------------    -------------
Net increase -- Class B                        2,045,674       14,152,601        1,490,032       12,130,571
                                           -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                             616,618        4,290,011          547,072        4,155,145
Reinvestment of distributions                         --               --            4,491           26,185
Redeemed                                        (167,244)      (1,114,703)        (167,123)      (1,072,785)
                                           -------------    -------------    -------------    -------------
Net increase -- Class C                          449,374        3,175,308          384,440        3,108,545
                                           -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                             332,469        2,228,931          516,906        2,922,343
Reinvestment of distributions                         --               --              448            2,633
Redeemed                                        (645,825)      (4,649,912)        (112,414)        (748,807)
                                           -------------    -------------    -------------    -------------
Net increase (decrease) -- Class D              (313,356)      (2,420,981)         404,940        2,176,169
                                           -------------    -------------    -------------    -------------
Net increase in Fund                           2,370,422    $  16,224,275        2,378,223    $  18,205,255
                                           =============    =============    =============    =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid were as follows:

                                    FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED
                                  NOVEMBER 30, 2003    NOVEMBER 30, 2002
                                  -----------------    -----------------
Ordinary income                            --             $   61,176
Long-term capital gains                    --                 93,160
                                       ------             ----------
Total distributions                        --             $  154,336
                                       ======             ==========

As of November 30, 2003, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings                     --
Capital loss carryforward*         $ (1,999,487)
Post-October losses                     (66,407)
Net unrealized appreciation           3,836,675
                                   ------------
Total accumulated earnings         $  1,770,781
                                   ============

*As of November 30, 2003, the Fund had a net capital loss carryforward of $1,999,487 of which $1,306,988 will expire on November 30, 2010 and $692,499 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $216,094.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY NASDAQ-100 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                               FOR THE PERIOD
                                                      FOR THE YEAR         FOR THE YEAR        JULY 13, 2001*
                                                         ENDED                ENDED               THROUGH
                                                   NOVEMBER 30, 2003    NOVEMBER 30, 2002     NOVEMBER 30, 2001
                                                   -----------------    -----------------     -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $            6.40    $            9.13     $           10.00
                                                   -----------------    -----------------     -----------------
Income (loss) from investment operations:
  Net investment income (loss)++                                0.00                 0.00                  0.00
  Net realized and unrealized gain (loss)                       1.77                (2.68)                (0.87)
                                                   -----------------    -----------------     -----------------
Total income (loss) from investment operations                  1.77                (2.68)                (0.87)
                                                   -----------------    -----------------     -----------------
Less distributions from net realized gain                          -                (0.05)                    -
                                                   -----------------    -----------------     -----------------
Net asset value, end of period                     $            8.17    $            6.40     $            9.13
                                                   =================    =================     =================
TOTAL RETURN+                                                  27.66%              (29.32)%               (8.70)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                        0.30%                0.24%                 0.25%(2)
Net investment income (loss)                                    0.02%               (0.06)%                0.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $           2,760    $             956     $             462
Portfolio turnover rate                                            2%                   7%                   10%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                 EXPENSE    NET INVESTMENT
     PERIOD ENDED                                 RATIO       LOSS RATIO
     ------------                               --------    --------------
     NOVEMBER 30, 2003                             1.25%       (0.93)%
     NOVEMBER 30, 2002                             1.75        (1.57)
     NOVEMBER 30, 2001                             3.50        (3.21)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               FOR THE PERIOD
                                                     FOR THE YEAR         FOR THE YEAR         JULY 13, 2001*
                                                         ENDED                ENDED                THROUGH
                                                   NOVEMBER 30, 2003    NOVEMBER 30, 2002     NOVEMBER 30, 2001
                                                   -----------------    -----------------     -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $            6.33    $            9.10     $           10.00
                                                   -----------------    -----------------     -----------------
Income (loss) from investment operations:
  Net investment loss++                                        (0.05)               (0.06)                (0.02)
  Net realized and unrealized gain (loss)                       1.73                (2.66)                (0.88)
                                                   -----------------    -----------------     -----------------
Total income (loss) from investment operations                  1.68                (2.72)                (0.90)
                                                   -----------------    -----------------     -----------------
Less distributions from net realized gain                          -                (0.05)                    -
                                                   -----------------    -----------------     -----------------

Net asset value, end of period                     $            8.01    $            6.33     $            9.10
                                                   =================    =================     =================
TOTAL RETURN+                                                  26.54%              (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                        1.06%                1.00%                 1.00%(2)
Net investment loss                                            (0.74)%              (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $          38,028    $          17,095     $          11,008
Portfolio turnover rate                                            2%                   7%                   10%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                 EXPENSE    NET INVESTMENT
     PERIOD ENDED                                 RATIO       LOSS RATIO
     ------------                               --------    --------------
     NOVEMBER 30, 2003                            2.01%        (1.69)%
     NOVEMBER 30, 2002                            2.51         (2.33)
     NOVEMBER 30, 2001                            4.25         (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               FOR THE PERIOD
                                                     FOR THE YEAR         FOR THE YEAR         JULY 13, 2001*
                                                         ENDED                ENDED                THROUGH
                                                   NOVEMBER 30, 2003    NOVEMBER 30, 2002     NOVEMBER 30, 2001
                                                   -----------------    -----------------     -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $            6.33    $            9.10     $           10.00
                                                   -----------------    -----------------     -----------------
Income (loss) from investment operations:
  Net investment loss++                                        (0.05)               (0.05)                (0.02)
  Net realized and unrealized gain (loss)                       1.74                (2.67)                (0.88)
                                                   -----------------    -----------------     -----------------
Total income (loss) from investment operations                  1.69                (2.72)                (0.90)
                                                   -----------------    -----------------     -----------------
Less distributions from net realized gain                          -                (0.05)                    -
                                                   -----------------    -----------------     -----------------
Net asset value, end of period                     $            8.02    $            6.33     $            9.10
                                                   =================    =================     =================

TOTAL RETURN+                                                  26.70%              (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                        1.06%                1.00%                 1.00%(2)
Net investment loss                                            (0.74)%              (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $           8,677    $           4,009     $           2,262
Portfolio turnover rate                                            2%                   7%                   10%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                 EXPENSE    NET INVESTMENT
     PERIOD ENDED                                 RATIO       LOSS RATIO
     ------------                               --------    --------------
     NOVEMBER 30, 2003                            2.01%        (1.69)%
     NOVEMBER 30, 2002                            2.51         (2.33)
     NOVEMBER 30, 2001                            4.25         (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               FOR THE PERIOD
                                                     FOR THE YEAR         FOR THE YEAR         JULY 13, 2001*
                                                         ENDED                ENDED                THROUGH
                                                   NOVEMBER 30, 2003    NOVEMBER 30, 2002     NOVEMBER 30, 2001
                                                   -----------------    -----------------     -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $            6.42    $            9.14     $           10.00
                                                   -----------------    -----------------     -----------------
Income (loss) from investment operations:
  Net investment income++                                       0.02                 0.01                  0.01
  Net realized and unrealized gain (loss)                       1.77                (2.68)                (0.87)
                                                   -----------------    -----------------     -----------------
Total income (loss) from investment operations                  1.79                (2.67)                (0.86)
                                                   -----------------    -----------------     -----------------
Less distributions from net realized gain                          -                (0.05)                    -
                                                   -----------------    -----------------     -----------------
Net asset value, end of period                     $            8.21    $            6.42     $            9.14
                                                   =================    =================     =================
TOTAL RETURN+                                                  27.88%              (29.17)%               (8.60)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                        0.06%                0.00%                 0.00%(2)
Net investment income                                           0.26%                0.18%                 0.29%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $           1,548    $           3,224     $             886
Portfolio turnover rate                                            2%                   7%                   10%(1)

----------
  *  COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                 EXPENSE    NET INVESTMENT
     PERIOD ENDED                                 RATIO       LOSS RATIO
     ------------                               --------    --------------
     NOVEMBER 30, 2003                            1.01%        (0.69)%
     NOVEMBER 30, 2002                            1.51         (1.33)
     NOVEMBER 30, 2001                            3.25         (2.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY NASDAQ-100 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Nasdaq-100 Index Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 16, 2004

MORGAN STANLEY NASDAQ-100 INDEX FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                        TERM OF                                                IN FUND
                         POSITION(S)  OFFICE AND                                               COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         OVERSEEN       OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE    REGISTRANT   TIME SERVED*                PAST 5 YEARS**             BY TRUSTEE***      HELD BY TRUSTEE
------------------------ -----------  ------------ ----------------------------------------  ------------- -------------------------
Michael Bozic (62)       Trustee      Since        Retired; Director or Trustee of the       216           Director of Weirton
c/o Mayer, Brown,                     April 1994   Retail Funds and TCW/DW Term Trust 2003                 Steel Corporation.
Rowe & Maw LLP                                     (since April 1994) and the Institutional
Counsel to the                                     Funds (since July 2003); formerly Vice
Independent Directors                              Chairman of Kmart Corporation (December
1675 Broadway                                      1998-October 2000), Chairman and Chief
New York, NY                                       Executive Officer of Levitz Furniture
                                                   Corporation (November 1995-November
                                                   1998) and President and Chief Executive
                                                   Officer of Hills Department Stores (May
                                                   1991-July 1995); formerly variously
                                                   Chairman, Chief Executive Officer,
                                                   President and Chief Operating Officer
                                                   (1987-1991) of the Sears Merchandise
                                                   Group of Sears, Roebuck & Co.

Edwin J. Garn (71)       Trustee      Since        Director or Trustee of the Retail Funds   216           Director of Franklin
c/o Summit Ventures LLC               January      and TCW/DW Term Trust 2003                              Covey (time
1 Utah Center                         1993         (since January 1993) and the                            management systems),
201 S. Main Street                                 Institutional Funds (since July 2003);                  BMW Bank of North
Salt Lake City, UT                                 member of the Utah Regional Advisory                    America, Inc.
                                                   Board of Pacific Corp.; formerly United                 (industrial loan
                                                   States Senator (R-Utah) (1974-1992) and                 corporation), United
                                                   Chairman, Senate Banking Committee                      Space Alliance
                                                   (1980-1986), Mayor of Salt Lake City,                   (joint venture
                                                   Utah (1971-1974), Astronaut, Space                      between Lockheed
                                                   Shuttle Discovery (April 12-19, 1985),                  Martin and the
                                                   and Vice Chairman, Huntsman Corporation                 Boeing Company) and
                                                   (chemical company).                                     Nuskin Asia Pacific
                                                                                                           (multilevel
                                                                                                           marketing); member
                                                                                                           of the board of
                                                                                                           various civic and
                                                                                                           charitable
                                                                                                           organizations.

Wayne E. Hedien (69)     Trustee      Since        Retired; Director or Trustee of the       216           Director of The PMI
c/o Mayer, Brown,                     September    Retail Funds and TCW/DW Term Trust 2003;                Group Inc. (private
Rowe & Maw LLP                        1997         (Since September 1997) and the                          mortgage insurance);
Counsel to the                                     Institutional Funds (since July 2003);                  Trustee and Vice
Independent Directors                              formerly associated with the Allstate                   Chairman of The
1675 Broadway                                      Companies (1966-1994), most recently as                 Field Museum of
New York, NY                                       Chairman of The Allstate Corporation                    Natural History;
                                                   (March 1993-December 1994) and Chairman                 director of various
                                                   and Chief Executive Officer of its                      other business and
                                                   wholly-owned subsidiary, Allstate                       charitable
                                                   Insurance Company                                       organizations.
                                                   (July 1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                        TERM OF                                                 IN FUND
                         POSITION(S)   OFFICE AND                                               COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         OVERSEEN       OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT  TIME SERVED*                PAST 5 YEARS**             BY TRUSTEE***      HELD BY TRUSTEE
------------------------ -----------  ------------ ----------------------------------------  ------------- -------------------------
Dr. Manuel H. Johnson    Trustee      Since        Chairman of the Audit Committee and       216           Director of NVR,
(54) c/o Johnson                      July 1991    Director or Trustee of the Retail Funds                 Inc. (home
Smick International,                               and TCW/DW Term Trust 2003 (since                       construction);
Inc.                                               July 1991) and the Institutional Funds                  Chairman and Trustee
2099 Pennsylvania                                  (since July 2003); Senior Partner,                      of the Financial
Avenue, N.W.                                       Johnson Smick International, Inc., a                    Accounting
Suite 950                                          consulting firm; Co-Chairman and a                      Foundation
Washington, D.C.                                   founder of the Group of Seven Council                   (oversight
                                                   (G7C), an international economic                        organization of the
                                                   commission; formerly Vice Chairman of                   Financial Accounting
                                                   the Board of Governors of the Federal                   Standards Board);
                                                   Reserve System and Assistant Secretary                  Director of RBS
                                                   of the U.S. Treasury.                                   Greenwich Capital
                                                                                                           Holdings (financial
                                                                                                           holding company).

Joseph J. Kearns (61)    Trustee      Since        Deputy Chairman of the Audit Committee    217           Director of Electro
PMB754                                July 2003    and Director or Trustee of the Retail                   Rent Corporation
23852 Pacific Coast                                Funds and TCW/DW Term Trust 2003 (since                 (equipment leasing),
Highway                                            July 2003) and the Institutional Funds                  The Ford Family
Malibu, CA                                         (since August 1994); previously Chairman                Foundation, and the
                                                   of the Audit Committee of the                           UCLA Foundation.
                                                   Institutional Funds (October
                                                   2001-July 2003); President, Kearns &
                                                   Associates LLC (investment consulting);
                                                   formerly CFO of the J. Paul Getty Trust.

Michael E. Nugent (67)   Trustee      Since        Chairman of the Insurance Committee and   216           Director of various
c/o Triumph Capital,                  July 1991    Director or Trustee of the Retail Funds                 business
L.P.                                               and TCW/DW Term Trust 2003 (since July                  organizations.
445 Park Avenue                                    1991) and the Institutional Funds (since
New York, NY                                       July 2001); General Partner of Triumph
                                                   Capital, L.P., a private investment
                                                   partnership; formerly Vice President,
                                                   Bankers Trust Company and BT Capital
                                                   Corporation (1984-1988).

Fergus Reid (71)         Trustee      Since        Chairman of the Governance Committee and  217           Trustee and Director
85 Charles Colman Blvd.               July 2003    Director or Trustee of the Retail Funds                 of certain
Pawling, NY                                        and TCW/DW Term Trust 2003 (since                       investment companies
                                                   July 2003) and the Institutional Funds                  in the JPMorgan
                                                   (since June 1992); Chairman of Lumelite                 Funds complex
                                                   Plastics Corporation.                                   managed by JP Morgan
                                                                                                           Investment
                                                                                                           Management Inc.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                        TERM OF                                                 IN FUND
                         POSITION(S)   OFFICE AND                                               COMPLEX
NAME, AGE AND ADDRESS OF  HELD WITH    LENGTH OF        PRINCIPAL OCCUPATION(S) DURING         OVERSEEN       OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE     REGISTRANT  TIME SERVED*                PAST 5 YEARS**             BY TRUSTEE***      HELD BY TRUSTEE
------------------------ -----------  ------------ ----------------------------------------  ------------- -------------------------
Charles A. Fiumefreddo   Chairman     Since        Chairman and Director or Trustee of the   216           None
(70)                     of the       July 1991    Retail Funds and TCW/DW Term Trust 2003
c/o Morgan Stanley       Board and                 (since July 1991) and the Institutional
Trust                    Trustee                   Funds (since July 2003); formerly Chief
Harborside Financial                               Executive Officer of the Retail Funds
Center,                                            and the TCW/DW Term Trust 2003 (until
Plaza Two,                                         September 2002).
Jersey City, NJ

James F. Higgins (55)    Trustee      Since        Director or Trustee of the Retail Funds   216           Director of AXA
c/o Morgan Stanley                    June 2000    and TCW/DW Term Trust 2003 (since                       Financial, Inc. and
Trust                                              June 2000) and the Institutional Funds                  The Equitable Life
Harborside Financial                               (since July 2003); Senior Advisor of                    Assurance Society of
Center,                                            Morgan Stanley (since August 2000);                     the United States
Plaza Two,                                         Director of the Distributor and Dean                    (financial services).
Jersey City, NJ                                    Witter Realty Inc.; previously President
                                                   and Chief Operating Officer of the
                                                   Private Client Group of Morgan Stanley
                                                   (May 1999-August 2000), and President and
                                                   Chief Operating Officer of Individual
                                                   Securities of Morgan Stanley (February
                                                   1997-May 1999).

Philip J. Purcell (60)   Trustee      Since        Director or Trustee of the Retail Funds   216           Director of American
1585 Broadway                         April 1994   and TCW/DW Term Trust 2003 (since                       Airlines, Inc. and
New York, NY                                       April 1994) and the Institutional Funds                 its parent company,
                                                   (since July 2003); Chairman of the Board                AMR Corporation.
                                                   of Directors and Chief Executive Officer
                                                   of Morgan Stanley and Morgan Stanley DW
                                                   Inc.; Director of the Distributor;
                                                   Chairman of the Board of Directors and
                                                   Chief Executive Officer of Novus Credit
                                                   Services Inc.; Director and/or officer
                                                   of various Morgan Stanley subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                       TERM OF
                                  POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF           HELD WITH           LENGTH OF
    EXECUTIVE OFFICER             REGISTRANT          TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------      ------------------   -----------------    -------------------------------------------------------
Mitchell M. Merin (50)        President            Since May 1999       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                             Investment Management Inc.; President, Director and
New York, NY                                                            Chief Executive Officer of the Investment Manager and
                                                                        Morgan Stanley Services; Chairman, Chief Executive
                                                                        Officer and Director of the Distributor; Chairman and
                                                                        Director of the Transfer Agent; Director of various
                                                                        Morgan Stanley subsidiaries; President Morgan Stanley
                                                                        Investments LP (since February 2003); President of the
                                                                        Institutional Funds (since July 2003) and President of
                                                                        the Retail Funds and TCW/DW Term Trust 2003 (since
                                                                        May 1999); Trustee (since July 2003) and President (since
                                                                        December 2002) of the Van Kampen Closed-End Funds;
                                                                        Trustee (since May 1999) and President (since
                                                                        October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice       Since April 2003     Chief Global Operations Officer and Managing Director
1221 Avenue of the Americas   President and                             of Morgan Stanley Investment Management Inc.; Managing
New York, NY                  Principal                                 Director of Morgan Stanley & Co. Incorporated; Managing
                              Executive Officer                         Director of Morgan Stanley; Managing Director, Chief
                                                                        Administrative Officer and Director of the Investment
                                                                        Manager and Morgan Stanley Services; Chief Executive Officer
                                                                        and Director of the Transfer Agent; Executive Vice
                                                                        President and Principal Executive Officer of the
                                                                        Institutional Funds (since July 2003); and the TCW/DW
                                                                        Term Trust 2003 (since April 2003); previously President
                                                                        of the Institutional Funds (March 2001-July 2003) and
                                                                        Director of the Institutional Funds (March 2001-July 2003).

Barry Fink (48)               Vice President       Since                General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   and General          February 1997        (since December 2000) of Morgan Stanley Investment
New York, NY                  Counsel                                   Management; Managing Director (since December 2000),
                                                                        Secretary (since February 1997) and Director (since
                                                                        July 1998) of the Investment Manager and Morgan Stanley
                                                                        Services; Assistant Secretary of Morgan Stanley DW;
                                                                        Chief Legal Officer of Morgan Stanley Investments LP
                                                                        (since July 2002); Vice President of the Institutional
                                                                        Funds (since July 2003); Vice President and Secretary of
                                                                        the Distributor; previously Secretary of the Retail
                                                                        Funds (February 1997-July 2003); previously Vice
                                                                        President and Assistant General Counsel of the
                                                                        Investment Manager and Morgan Stanley Services
                                                                        (February 1997-December 2001).

Joseph J. McAlinden (60)      Vice President       Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                             Investment Manager, Morgan Stanley Investment
New York, NY                                                            Management Inc. and Morgan Stanley Investments LP;
                                                                        Director of the Transfer Agent, Chief Investment
                                                                        Officer of the Van Kampen Funds; Vice President of the
                                                                        Institutional Funds (since July 2003) and the Retail
                                                                        Funds (since July 1995).

Stefanie V. Chang (37)        Vice President       Since July 2003      Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                                             Stanley Investment Management Inc. and Vice President
New York, NY                                                            of the Institutional Funds (since December 1997) and the
                                                                        Retail Funds (since July 2003); formerly practiced law
                                                                        with the New York law firm of Rogers & Wells (now
                                                                        Clifford Chance LLP).

                                                       TERM OF
                                  POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF           HELD WITH           LENGTH OF
    EXECUTIVE OFFICER             REGISTRANT         TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------      ------------------   -----------------    -------------------------------------------------------
Francis J. Smith (38)         Treasurer and        Treasurer since      Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      Chief Financial      July 2003 and        Stanley Services (since December 2001); previously Vice
Harborside Financial Center,  Officer              Chief Financial      President of the Retail Funds (September 2002-
Plaza Two,                                         Officer since        July 2003); previously Vice President of the Investment
Jersey City, NJ                                    September 2002       Manager and Morgan Stanley Services (August 2000-November
                                                                        2001) and Senior Manager at PricewaterhouseCoopers LLP
                                                                        (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President       Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                                Treasurer of the Investment Manager, the Distributor
Harborside Financial Center,                                            and Morgan Stanley Services; previously Treasurer of
Plaza Two,                                                              the Retail Funds (April 1989-July 2003); formerly First
Jersey City, NJ                                                         Vice President of the Investment Manager, the
                                                                        Distributor and Morgan Stanley Services.

Mary E. Mullin (36)           Secretary            Since July 2003      Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                             Morgan Stanley Investment Management Inc.; Secretary of
New York, NY                                                            the Institutional Funds (since June 1999) and the Retail
                                                                        Funds (since July 2003); formerly practiced law with the
                                                                        New York law firms of McDermott, Will & Emery and
                                                                        Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      NASDAQ-100
                                                                      INDEX FUND


                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2003

     [MORGAN STANLEY LOGO]

     39910RPT-00-13300A04-OP-1/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004